Stock-Based Compensation (Details) - USD ($)					1 Months Ended		3 Months Ended	6 Months Ended	12 Months Ended
	Mar. 31, 2027	Apr. 06, 2026	Sep. 08, 2025	Sep. 01, 2025	Mar. 31, 2026	Sep. 30, 2025	Jun. 30, 2026	Jun. 30, 2026	Dec. 31, 2025
Stock-Based Compensation [Line Items]
Share options vest							109,846	109,846
Weighted average remaining vesting period								3 years 2 months 8 days	3 years 8 months 8 days
Grant options vested percentage									25.00%
Stock-based compensation expense (in Dollars)									$ 496,864
Unrecognized stock-based compensation expense (in Dollars)							$ 2,294,933	$ 2,294,933	2,464,036
Unrecognized stock (in Dollars)									$ 112,155
Weighted average grant date fair value per share (in Dollars per share)							$ 3.66	$ 3.53	$ 2.07
Research and Development Expenses [Member]
Stock-Based Compensation [Line Items]
Stock-based compensation expense (in Dollars)									$ 117,304
General and Administrative Expenses [Member]
Stock-Based Compensation [Line Items]
Stock-based compensation expense (in Dollars)									$ 379,560
Research and Development Expense [Member]
Stock-Based Compensation [Line Items]
Stock-based compensation expense (in Dollars)							$ 56,339	$ 95,068
General and Administrative Expense [Member]
Stock-Based Compensation [Line Items]
Stock-based compensation expense (in Dollars)							137,467	169,200
2025 Equity Incentive Plan [Member]
Stock-Based Compensation [Line Items]
Stock option granted									1,482,929
Percentage of outstanding shares									4.00%
2026 Consultant Grant [Member]
Stock-Based Compensation [Line Items]
Stock-based compensation expense (in Dollars)								$ 444,134
2025 Consultant Grant [Member]
Stock-Based Compensation [Line Items]
Weighted average remaining vesting period								48 months
compensation cost modification		$ 401,712
other options not modified								109,847
Forecast [Member]
Stock-Based Compensation [Line Items]
Stock option granted	54,923
Vested [Member]
Stock-Based Compensation [Line Items]
Stock option granted									54,923
Grant options vested percentage									50.00%
Vested [Member] | Forecast [Member]
Stock-Based Compensation [Line Items]
Grant options vested percentage	25.00%
Stock Options [Member]
Stock-Based Compensation [Line Items]
Stock option granted								104,923	1,428,006
Stock-based compensation expense (in Dollars)							$ 193,806	$ 539,202
Stock Options [Member] | Vested [Member]
Stock-Based Compensation [Line Items]
Stock option granted									32,954
Grant options vested percentage									50.00%
Anniversary [Member] | Vested [Member]
Stock-Based Compensation [Line Items]
Stock option granted									43,939
Grant options vested percentage									20.00%
Chief Financial Officer [Member]
Stock-Based Compensation [Line Items]
Aggregate grant fair value (in Dollars)									$ 392,500
Weighted average remaining vesting period									48 months
Aggregate grant expensed percentage									50.00%
Requisite service period									48 months
Directors and Officers [Member]
Stock-Based Compensation [Line Items]
Stock option granted									1,071,005
Exercise price (in Dollars per share)									$ 4.4
Aggregate grant fair value (in Dollars)									$ 2,231,900
Directors and Officers [Member] | Stock Options [Member]
Stock-Based Compensation [Line Items]
Stock option granted									54,923
Consultant [Member]
Stock-Based Compensation [Line Items]
Stock option granted				54,923					164,770
Exercise price (in Dollars per share)									$ 4.4
Aggregate grant fair value (in Dollars)									$ 336,500
Consultant grant total options percentage				25.00%
Options granted for accounting purposes									1,428,006
Consultant [Member] | Stock Options [Member]
Stock-Based Compensation [Line Items]
Stock option granted									219,693
Aggregate grant expensed percentage									15.00%
Performance Shares [Member]
Stock-Based Compensation [Line Items]
Stock option granted									109,846
Maximum [Member] | Consultant [Member]
Stock-Based Compensation [Line Items]
Stock option granted									1,482,929
Minimum [Member] | Consultant [Member]
Stock-Based Compensation [Line Items]
Stock option granted									54,923
Common Stock [Member]
Stock-Based Compensation [Line Items]
Stock option granted									32,954
Common Stock [Member] | 2025 Equity Incentive Plan [Member]
Stock-Based Compensation [Line Items]
Shares issued									1,938,468
Common Stock [Member] | 2026 Consultant Grant [Member]
Stock-Based Compensation [Line Items]
Stock option granted					50,000
Exercise price (in Dollars per share)					$ 5
Aggregate grant fair value (in Dollars)					$ 169,200
Common Stock [Member] | 2025 Consultant Grant [Member]
Stock-Based Compensation [Line Items]
Stock option granted						219,693
Exercise price (in Dollars per share)						$ 4.4
Common Stock [Member] | Vested [Member]
Stock-Based Compensation [Line Items]
Grant options vested percentage									15.00%
Common Stock [Member] | Stock Options [Member]
Stock-Based Compensation [Line Items]
Stock option granted			1,482,929
Exercise price (in Dollars per share)			$ 4.4
Common Stock [Member] | Chief Financial Officer [Member]
Stock-Based Compensation [Line Items]
Stock option granted									192,231
Exercise price (in Dollars per share)									$ 4.4
Common Stock [Member] | Consultant [Member] | 2025 Consultant Grant [Member]
Stock-Based Compensation [Line Items]
Aggregate grant fair value (in Dollars)						$ 336,500
Deemed Granted [Member]
Stock-Based Compensation [Line Items]
Stock option granted									54,923
Consultant grant total options percentage									25.00%